SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10 Subsequent Events, the Company has analyzed its operations subsequent to November 30, 2023, to the date these consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements, except as follow:

On December 12, 2023, EvoAir Manufacturing entered into an OEM supply agreement (the “Agreement”) with Tadmonsori Holdings Sdn Bhd (“THSB”) pursuant to which the parties have agreed for THSB to purchase certain products (the “Products”) from EvoAir Manufacturing to resell directly under THSB’s branding, trademark, graphics, packaging designs and artwork, with the insertion of the words “Powered by EVOAIR” inserted at the back of each Product, to THSB end user customers. The Agreement will be renewable on a three-year basis, and upon the execution of the Agreement, THSB shall have made a minimum order of 3,000 units of the Products upon signing of the Agreement, and to target a total sales turnover of 105,000,000 Malaysia Ringgit (approximately US$22,522,522, as calculated at the Foreign Exchange Rate of US$1 = 4.6620 Malaysia Ringgit on December 8, 2023, as published in H.10 statistical release of the United States Federal Reserve Board) over 3 years from January 1, 2024 to December 31, 2026.

NOTE 16 SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10 Subsequent Events, the Company has analyzed its operations subsequent to August 31, 2023, to the date these consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements, except as follow:

On September 7, 2023, the Company entered into Regulation S share subscription agreements with 71 investors, each of whom represented that it was a “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended. Pursuant to the Regulation S SPAs, the Company agreed to issue and sell in aggregate, 365,164 shares of common stock, par value $0.001 per share (“Common Stock”) to the Regulation S Investors, at a per Share purchase price of $2.50 (the “Offering”) as part of a series of the private placement offerings by the Company for an aggregate of up to 6,000,000 shares of Common Stock at a per share purchase price of $2.50. The gross proceeds from the Offering in aggregate will be approximately $912,889. The SPA Shares were issued on September 15, 2023, and the Regulation S SPAs were closed on September 15, 2023.

On November 21, 2023, the Company entered into Regulation S share subscription with one Regulation S Investor, who represented that he was a “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended. Pursuant to the Regulation S SPA, the Company agreed to issue and sell in aggregate, 8,658 shares of common stock, par value $0.001 per share to the Regulation S Investor, at a per Share purchase price of $2.50 as part of a series of the private placement offerings by the Company for an aggregate of up to 6,000,000 shares of Common Stock at a per share purchase price of $2.50. The gross proceeds from the Offering in aggregate was approximately $21,645.

On November 21, 2023, the Company issued in aggregate, 52,107 shares of Common Stock to 15 referral agents in consideration for their referral to the Company of certain investors. Each Referral Agent is a “non-US. Persons” as defined in Regulation S.

On November 21, 2023, the Company issued in aggregate, 5,500 shares of Common Stock to two individuals in consideration for marketing services provided to the Company by Artisan Creative Studio, a marketing entity based in Malaysia. Each of the individuals is a “non-US. Persons” as defined in Regulation S.

On December 12, 2023, EvoAir Manufacturing entered into an OEM supply agreement (the “Agreement”) with Tadmonsori Holdings Sdn Bhd (“THSB”) pursuant to which the parties have agreed for THSB to purchase certain products (the “Products”) from EvoAir Manufacturing to resell directly under THSB’s branding, trademark, graphics, packaging designs and artwork, with the insertion of the words “Powered by EVOAIR” inserted at the back of each Product, to THSB end user customers. The Agreement will be renewable on a three-year basis, and upon the execution of the Agreement, THSB shall have made a minimum order of 3,000 units of the Products upon signing of the Agreement, and to target a total sales turnover of 105,000,000 Malaysia Ringgit (approximately $22,522,522, as calculated at the Foreign Exchange Rate of $1 = 4.6620 Malaysia Ringgit on December 8, 2023, as published in H.10 statistical release of the United States Federal Reserve Board) over 3 years from January 1, 2024 to December 31, 2026.